Available-for-sale Financial Assets - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2016 TWD ($) shares	Oct. 31, 2016 $ / shares shares	Feb. 29, 2016 TWD ($)	Mar. 31, 2017 TWD ($)	Sep. 30, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of financial assets [line items]
Gains on disposal of investments			$ 10,256	$ 53,053	$ 206,943	$ 1,868	$ 55,369	$ 217,199	$ 127,291
Impairment loss due to decline in stock price						0	0	0	1,856,442
Premium from the merger						$ 0	$ 0	$ 51,923	$ 0
ChipMOS Technologies Inc., [member]
Disclosure of financial assets [line items]
Cash to be received for each share exchanged as per merger agreement | $ / shares		$ 3.71
Number of shares received for each share as per merger agreement	0.9355	0.9355
Number of common shares to be issued for each American Depository Shares(ADS)	20	20
Premium from the merger | $	$ 51,923